Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

7.          Inventories

(In thousands)	December 31, 2023	December 31, 2024
Hardware devices	2,049	1,077
Others	420	401
Less: Impairment	(250)	(223)
Total	2,219	1,255

Note:	The inventories written down was nil and USD25,000 for the years ended December 31, 2023 and 2024, respectively.